UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04379

Plan Investment Fund, Inc.

(Exact name of registrant as specified in charter)

2 Mid America Plaza

Suite 200

Oakbrook Terrace, Illinois 60181

(Address of principal executive offices)(Zip code)

ALEXANDER D. HUDSON

Chief Operating Officer

Plan Investment Fund, Inc.

2 Mid America Plaza, Suite 200

Oakbrook Terrace, Illinois 60181

(Name and Address of Agent for Service)

Copy to:

JOSEPH M. MANNON

Vedder Price P. C.

222 North LaSalle Street

Chicago, Illinois 60601

Registrant’s telephone number, including area code: (630) 472-7700

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1.	Reports to Stockholders.

Government Portfolio

PIFXX

 Semi-Annual Shareholder Report | as of June 30, 2024

This Semi-Annual Shareholder Report contains important information about the Government Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at www.pif.com/fund/government-portfolio. You can also request this information by contacting us at (800) 621-9215.

What were the Portfolio’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIFXX	$5	0.10%

Key Portfolio Statistics

June 30, 2024

Total Net Assets	$1,633,195,688
# of Portfolio Holdings	97

Portfolio Composition

% of Total Investments

Value	Value
U.S. Treasury Obligations	47.8%
Repurchase Agreements	34.0%
U.S. Government Sponsored Agency Obligations	18.2%

Where can I find additional information about the Portfolio?

If you wish to view additional information about the Portfolio, including the Portfolio's financial statements, month-end holdings, prospectus and statement of additional information, please visit www.pif.com/fund/government-portfolio.

tel: (800) 621-9215 | www.pif.com/fund/government-portfolio

 Semi-Annual Shareholder Report | as of June 30, 2024

Money Market Portfolio

PIMXX

 Semi-Annual Shareholder Report | as of June 30, 2024

This Semi-Annual Shareholder Report contains important information about the Money Market Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at www.pif.com/fund/money-market-portfolio. You can also request this information by contacting us at (800) 621-9215.

What were the Portfolio’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMXX	$9	0.17%

Key Portfolio Statistics

June 30, 2024

Total Net Assets	$152,468,161
# of Portfolio Holdings	127

Portfolio Composition

% of Total Investments

Value	Value
Commercial Paper	37.5%
Repurchase Agreements	36.5%
Bank Obligations - Certificate of Deposit	15.3%
Time Deposits	5.3%
U.S. Treasury Obligations	1.7%
Non-U.S. Sub-Sovereign	1.6%
Tender Option Bonds	1.3%
Variable Rate Demand Notes	0.8%

Where can I find additional information about the Portfolio?

If you wish to view additional information about the Portfolio, including the Portfolio's financial statements, month-end holdings, prospectus and statement of additional information, please visit www.pif.com/fund/money-market-portfolio.

tel: (800) 621-9215 | www.pif.com/fund/money-market-portfolio

 Semi-Annual Shareholder Report | as of June 30, 2024

Item 2.	Code of Ethics.

This item is not applicable to this Semi-Annual Report.

Item 3.	Audit Committee Financial Expert.

This item is not applicable to this Semi-Annual Report.

Item 4.	Principal Accountant Fees and Services.

This item is not applicable to this Semi-Annual Report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Investments.

(a)	Included in Item 7.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financials and Other Information

June 30, 2024

(Unaudited)

ADMINISTRATOR

BCS Financial Services Corporation
2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 (800) 621-9215

Government Portfolio (Unaudited) Schedule of Investments June 30, 2024

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
TOTAL INVESTMENTS - 66.7%
U.S. TREASURY OBLIGATIONS - 48.2%
$ 68,980,000	U.S. Treasury Bill(1)	5.28%	07/09/24	$68,899,301
45,300,000	U.S. Treasury Bill(1)	5.03%	07/11/24	45,236,070
49,694,000	U.S. Treasury Bill(1)	4.98%	07/18/24	49,577,184
4,815,000	U.S. Treasury Bill(1)	5.21%	07/23/24	4,799,663
33,718,000	U.S. Treasury Bill(1)	5.00%	07/25/24	33,605,200
18,347,000	U.S. Treasury Bill(1)	5.21%	07/30/24	18,270,059
21,215,900	U.S. Treasury Bill(1)	4.99%	08/01/24	21,124,848
27,457,300	U.S. Treasury Bill(1)	5.20%	08/06/24	27,314,530
745,000	U.S. Treasury Bill(1)	5.24%	08/08/24	740,879
10,100,000	U.S. Treasury Bill(1)	5.23%	08/13/24	10,036,906
3,700,000	U.S. Treasury Bill(1)	5.24%	08/20/24	3,673,086
380,000	U.S. Treasury Bill(1)	5.24%	08/27/24	376,847
14,504,000	U.S. Treasury Bill(1)	5.11%	09/05/24	14,368,255
235,000	U.S. Treasury Bill(1)	5.24%	09/10/24	232,571
12,416,000	U.S. Treasury Bill(1)	5.10%	09/12/24	12,287,598
400,000	U.S. Treasury Bill(1)	5.24%	09/17/24	395,463
6,379,400	U.S. Treasury Bill(1)	5.13%	09/19/24	6,306,675
60,000,000	U.S. Treasury Bill(1)	5.23%	10/08/24	59,137,414
8,302,100	U.S. Treasury Bill(1)	5.12%	10/10/24	8,183,041
13,060,000	U.S. Treasury Bill(1)	5.22%	10/15/24	12,859,268
10,112,200	U.S. Treasury Bill(1)	5.16%	10/24/24	9,945,517
25,900,000	U.S. Treasury Bill(1)	5.17%	10/31/24	25,446,677
36,885,000	U.S. Treasury Bill(1)	5.16%	11/07/24	36,203,657
18,300,000	U.S. Treasury Bill(1)	5.16%	11/21/24	17,924,911
22,300,000	U.S. Treasury Bill(1)	5.17%	11/29/24	21,816,418
32,700,000	U.S. Treasury Bill(1)	5.16%	12/05/24	31,965,112
5,695,000	U.S. Treasury Bill(1)	5.17%	12/12/24	5,561,014
21,590,000	U.S. Treasury Bill(1)	5.15%	12/19/24	21,061,855
24,688,700	U.S. Treasury Bill(1)	4.61%	12/26/24	24,089,685
8,131,800	U.S. Treasury Bill(1)	4.57%	01/23/25	7,919,095
533,000	U.S. Treasury Bill(1)	4.81%	03/20/25	514,342
30,000,000	U.S. Treasury Note(2) (3 Month U.S. Treasury Money Market + 0.04%)	5.34%	07/31/24	30,000,795
80,740,000	U.S. Treasury Note(2) (3 Month U.S. Treasury Money Market + 0.14%)	5.45%	10/31/24	80,729,251
380,000	U.S. Treasury Note	1.13%	02/28/25	370,519
380,000	U.S. Treasury Note	2.75%	02/28/25	374,411
30,530,000	U.S. Treasury Note(2) (3 Month U.S. Treasury Money Market + 0.13%)	5.43%	07/31/25	30,526,476

See accompanying notes to financial statements.

Government Portfolio (Unaudited) Schedule of Investments June 30, 2024 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
U.S. TREASURY OBLIGATIONS (continued)
$ 18,301,000	U.S. Treasury Note(2) (3 Month U.S. Treasury Money Market + 0.17%)	5.48%	10/31/25	$18,297,745
12,350,000	U.S. Treasury Note(2) (3 Month U.S. Treasury Money Market + 0.25%)	5.55%	01/31/26	12,350,000
15,200,000	U.S. Treasury Note(2) (3 Month U.S. Treasury Money Market + 0.15%)	5.46%	04/30/26	15,202,304

	Total U.S. Treasury Obligations (Cost $787,724,642)			787,724,642

AGENCY OBLIGATIONS - 18.5%(3)
3,420,000	Federal Farm Credit Banks Funding Corp.(1)	5.18%	09/19/24	3,380,632
5,080,000	Federal Farm Credit Banks Funding Corp.(2) (1 Day USD SOFR + 0.09%)	5.43%	09/23/24	5,080,000
7,490,000	Federal Farm Credit Banks Funding Corp.(2) (1 Day USD SOFR + 0.14%)	5.48%	11/07/24	7,490,000
2,744,000	Federal Farm Credit Banks Funding Corp.	5.13%	12/04/24	2,743,527
2,800,000	Federal Farm Credit Banks Funding Corp.(2) (1 Day USD SOFR + 0.08%)	5.42%	12/30/24	2,801,028
6,410,000	Federal Farm Credit Banks Funding Corp.(2) (1 Day USD SOFR + 0.17%)	5.51%	01/23/25	6,410,000
2,504,000	Federal Farm Credit Banks Funding Corp.	5.00%	04/04/25	2,502,614
9,755,000	Federal Farm Credit Banks Funding Corp.(2) (1 Day USD SOFR + 0.14%)	5.48%	05/27/25	9,755,000
700,000	Federal Farm Credit Banks Funding Corp.(2) (1 Day USD SOFR + 0.05%)	5.39%	06/20/25	700,000
3,200,000	Federal Farm Credit Banks Funding Corp.(2) (1 Day USD SOFR + 0.07%)	5.41%	11/17/25	3,200,000
1,000,000	Federal Farm Credit Banks Funding Corp.(2) (1 Day USD SOFR + 0.10%)	5.44%	06/24/26	1,000,000
2,465,000	Federal Farm Credit Banks Funding Corp.(2) (1 Day USD SOFR + 0.10%)	5.44%	06/26/26	2,465,000
3,300,000	Federal Home Loan Banks(2) (1 Day USD SOFR)	5.34%	07/29/24	3,300,000
4,570,000	Federal Home Loan Banks(1)	5.06%	08/02/24	4,549,445
4,800,000	Federal Home Loan Banks(2) (1 Day USD SOFR)	5.34%	08/23/24	4,800,000
2,300,000	Federal Home Loan Banks(2) (1 Day USD SOFR)	5.34%	08/26/24	2,300,000
700,000	Federal Home Loan Banks(2) (1 Day USD SOFR)	5.34%	08/27/24	700,000

See accompanying notes to financial statements.

Government Portfolio (Unaudited) Schedule of Investments June 30, 2024 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
AGENCY OBLIGATIONS (continued)
$ 8,700,000	Federal Home Loan Banks(2) (1 Day USD SOFR)	5.34%	08/27/24	$8,700,000
1,810,000	Federal Home Loan Banks(2) (1 Day USD SOFR)	5.34%	08/29/24	1,810,000
14,970,000	Federal Home Loan Banks(2) (1 Day USD SOFR)	5.34%	09/04/24	14,970,000
2,600,000	Federal Home Loan Banks(2) (1 Day USD SOFR)	5.34%	09/09/24	2,599,985
6,955,000	Federal Home Loan Banks(2) (1 Day USD SOFR)	5.34%	09/09/24	6,955,000
1,500,000	Federal Home Loan Banks(2) (1 Day USD SOFR)	5.34%	09/17/24	1,500,000
2,600,000	Federal Home Loan Banks(2) (1 Day USD SOFR)	5.34%	09/23/24	2,600,000
10,100,000	Federal Home Loan Banks(2) (1 Day USD SOFR + 1.00%)	5.32%	10/02/24	10,100,000
19,880,000	Federal Home Loan Banks(1)	4.81%	10/04/24	19,627,925
2,500,000	Federal Home Loan Banks(2) (1 Day USD SOFR + 0.50%)	5.32%	10/16/24	2,500,000
5,300,000	Federal Home Loan Banks(2) (1 Day USD SOFR + 0.50%)	5.32%	10/22/24	5,300,000
3,200,000	Federal Home Loan Banks(2) (1 Day USD SOFR + 0.50%)	5.32%	10/24/24	3,200,000
6,800,000	Federal Home Loan Banks(2) (1 Day USD SOFR + 0.11%)	5.42%	10/28/24	6,800,009
19,641,000	Federal Home Loan Banks(1)	5.02%	11/01/24	19,306,176
2,089,000	Federal Home Loan Banks(1)	4.91%	11/04/24	2,053,101
2,375,000	Federal Home Loan Banks(2) (1 Day USD SOFR + 0.50%)	5.32%	11/06/24	2,375,000
2,500,000	Federal Home Loan Banks(2) (1 Day USD SOFR + 0.01%)	5.32%	11/07/24	2,500,000
2,379,000	Federal Home Loan Banks(1)	4.72%	11/12/24	2,337,204
2,375,000	Federal Home Loan Banks(2) (1 Day USD SOFR + 0.50%)	5.32%	11/12/24	2,375,000
3,000,000	Federal Home Loan Banks(2) (1 Day USD SOFR + 0.50%)	5.32%	11/18/24	3,000,000
4,100,000	Federal Home Loan Banks(2) (1 Day USD SOFR + 1.00%)	5.32%	11/18/24	4,100,000
900,000	Federal Home Loan Banks(2) (1 Day USD SOFR + 1.00%)	5.32%	11/21/24	900,000

See accompanying notes to financial statements.

Government Portfolio (Unaudited) Schedule of Investments June 30, 2024 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
AGENCY OBLIGATIONS (continued)
$ 14,570,000	Federal Home Loan Banks(1)	4.73%	11/26/24	$14,286,978
12,700,000	Federal Home Loan Banks(2)	5.34%	12/02/24	12,700,000
6,696,000	Federal Home Loan Banks(1)	4.59%	12/30/24	6,540,619
35,000,000	Federal Home Loan Banks(1)	4.61%	01/03/25	34,166,358
1,940,000	Federal Home Loan Banks(1)	4.79%	01/24/25	1,886,623
4,864,000	Federal Home Loan Banks(1)	4.76%	02/10/25	4,719,939
8,385,000	Federal Home Loan Banks(1)	4.76%	02/11/25	8,135,546
9,745,000	Federal Home Loan Banks	5.50%	04/15/25	9,745,000
13,740,000	Federal Home Loan Banks(2) (1 Day USD SOFR + 0.16%)	5.50%	07/21/25	13,740,000
7,080,000	Federal Home Loan Banks(2)	5.43%	06/26/26	7,080,000

	Total Agency Obligations (Cost $301,787,709)			301,787,709

	Total Investments 66.7% (Cost $1,089,512,351)			1,089,512,351

REPURCHASE AGREEMENTS - 34.4%
56,000,000	BNP Paribas Securities Co. Dated 6/28/2024, To be repurchased at $56,024,827 (collateralized by $55,583,449 par amount of a U.S. Treasury Bond, U.S. Treasury Notes and U.S. Treasury Strips, 0.00% to 5.43%; due 2/15/25 to 8/15/52; Total Fair Value $57,120,000)	5.32%	07/01/24	56,000,000
50,000,000	Goldman Sachs & Co. Dated 6/28/2024, To be repurchased at $50,022,208 (collateralized by $49,777,774 par amount of Government National Mortgage Association, 2.50% to 6.50%; due 4/15/33 to 7/20/53; Total Fair Value $51,000,001)	5.33%	07/01/24	50,000,000
20,000,000	HSBC Securities (USA), Inc. Dated 6/28/2024, To be repurchased at $20,008,867, (collateralized by $20,000,000 par amount of U.S. Treasury Strips, 0.00%; due 5/15/40 to 2/15/54; Total Fair Value $20,400,000)	5.32%	07/01/24	20,000,000

See accompanying notes to financial statements.

Government Portfolio (Unaudited) Schedule of Investments June 30, 2024 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
REPURCHASE AGREEMENTS (continued)
$ 73,000,000	HSBC Securities (USA), Inc. Dated 6/28/2024, To be repurchased at $73,032,424, (collateralized by $72,749,270 par amount of a U.S. Treasury Bond, U.S. Treasury Strip, Federal National Mortgage Backed Securities, Federal Home Loan Mortgage Corporation and Government National Mortgage Association, 0.00% to 7.00%; due 1/15/25 to 6/1/54; Total Fair Value $74,479,086)	5.33%	07/01/24	$73,000,000
100,000,000	Mitsubishi UFG Securities Co. Dated 6/28/2024, To be repurchased at $100,044,417 (collateralized by $99,728,001 par amount of Federal Home Loan Mortgage Corporation and Government National Mortgage Association, 2.00% to 7.00%; due 12/20/24 to 6/20/54; Total Fair Value $102,197,256)	5.33%	07/01/24	100,000,000
12,000,000	Natixis S.A. Dated 6/28/2024, To be repurchased at $12,005,320 (collateralized by $11,969,075 par amount of U.S. Treasury Bonds, U.S. Treasury Notes and U.S. Treasury Strip, 0.00% to 4.50%; due 7/15/26 to 2/15/54; Total Fair Value $12,240,000)	5.32%	07/01/24	12,000,000
50,000,000	TD Securities (USA), LLC Dated 6/28/2024, To be repurchased at $50,022,167 (collateralized by $49,798,438 par amount of U.S. Treasury Notes, 1.00% to 2.38%; due 12/15/24 to 2/15/30; Total Fair Value $51,000,015)	5.32%	07/01/24	50,000,000
75,000,000	TD Securities (USA), LLC Dated 6/28/2024, To be repurchased at $75,033,313 (collateralized by $74,787,827 par amount of Government National Mortgage Association, 3.00% to 4.50%; due 1/20/51 to 9/20/52; Total Fair Value $76,500,000)	5.33%	07/01/24	75,000,000

See accompanying notes to financial statements.

Government Portfolio (Unaudited) Schedule of Investments June 30, 2024 (Concluded)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
REPURCHASE AGREEMENTS (continued)
$ 125,000,000	The Bank of Nova Scotia	5.32%	07/01/24	$125,000,000

Dated 6/28/2024, To be repurchased at $125,055,417 (collateralized by $124,620,014 par amount of U.S. Treasury Bills, U.S. Treasury Bonds and U.S. Treasury Notes, 0.00% to 4.88%; due 7/25/24 to 2/15/53;
Total Fair Value $127,556,585)

	Total Repurchase Agreements (Cost $561,000,000)			561,000,000

	Total Investments in Securities 101.1% (Cost $1,650,512,351)			1,650,512,351

	Liabilities in excess of Other Assets- (1.1)%			(17,316,663)

	Net Assets - 100.0%			$1,633,195,688

	Net Asset Value Per Participation Certificate			$1.00

(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable rate security. The rate shown is the rate in effect at June 30, 2024. The rate floats based upon the published reference rate and spread disclosed in the Schedule of Investments.
(3)	This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.

SOFR: Secured Overnight Financing Rate

See accompanying notes to financial statements.

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2024

Par Value	Issuer	Interest Rate	Maturity	Fair Value
TOTAL INVESTMENTS - 63.3%
U.S. TREASURY OBLIGATIONS - 1.7%
$ 400,000	U.S. Treasury Bill(1)	5.05%	10/03/24	$394,595
1,500,000	U.S. Treasury Bill(1)	4.76%	01/23/25	1,457,729
500,000	U.S. Treasury Bill(1)	4.79%	02/20/25	483,864
250,000	U.S. Treasury Note(2) (3 Month U.S. Treasury Money Market + 0.17%)	5.47%	04/30/25	250,143

	Total U.S. Treasury Obligations (Cost $2,588,178)			2,586,331

BANK OBLIGATIONS - 15.3%
CERTIFICATE OF DEPOSIT - 2.9%
300,000	Bank of America NA	6.00%	08/21/24	300,132
500,000	Bank of America NA	5.45%	10/02/24	499,890
500,000	Bank of America NA(2)	5.56%	11/14/24	500,030
	(1 Day USD SOFR + 0.22%)
1,000,000	Bank of America NA	5.75%	11/14/24	1,000,355
400,000	Bank of America NA	5.15%	01/22/25	399,119
460,000	Bank of America NA	5.22%	02/06/25	459,151
300,000	Citibank NA	5.92%	07/22/24	300,067
500,000	Wells Fargo Bank NA(2)	5.97%	07/17/24	500,145
	(1 Day USD SOFR + 0.64%)
400,000	Wells Fargo Bank NA	5.18%	02/07/25	399,388

				4,358,277

YANKEE CERTIFICATE OF DEPOSIT - 12.4%
500,000	Bank of Montreal, Chicago	5.80%	11/12/24	500,325
500,000	Bank of Montreal, Chicago	5.60%	11/29/24	499,996
500,000	Bank of Montreal, Chicago	5.50%	12/06/24	499,782
250,000	Bank of Montreal, Chicago	5.50%	06/11/25	250,174
500,000	Bank of Nova Scotia, Houston	5.80%	11/08/24	500,277
250,000	Bank of Nova Scotia, Houston(2) (1 Day USD SOFR + 0.30%)	5.64%	02/21/25	250,083
600,000	BNP Paribas, New York	5.72%	08/19/24	600,149
500,000	BNP Paribas, New York	5.45%	10/01/24	499,949
400,000	BNP Paribas, New York	5.23%	12/18/24	399,384
500,000	BNP Paribas, New York	5.28%	12/31/24	499,269
600,000	Canadian Imperial Bank of Commerce, New York	5.80%	11/08/24	600,261
400,000	Canadian Imperial Bank of Commerce, New York	5.17%	02/07/25	399,206
300,000	Commonwealth Bank of Australia, New York	5.70%	11/27/24	300,160
400,000	Cooperative Rabobank UA	5.27%	02/05/25	399,484
500,000	Credit Agricole Corporate and Investment Bank, New York	5.41%	07/01/24	499,998

See accompanying notes to financial statements.

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2024 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value
BANK OBLIGATIONS (continued)
YANKEE CERTIFICATE OF DEPOSIT (continued)
$ 500,000	Mitsubishi UFJ Trust And Banking Corp., New York(2) (1 Day USD SOFR + 0.18%)	5.52%	09/05/24	$500,047
700,000	Mitsubishi UFJ Trust And Banking Corp., New York(2) (1 Day USD SOFR + 0.20%)	5.54%	10/01/24	700,067
600,000	Natixis, New York(2) (1 Day USD SOFR + 0.18%)	5.52%	09/10/24	600,126
500,000	Nordea Bank ABP, New York(2) (1 Day USD SOFR + 0.47%)	5.81%	07/24/24	500,137
500,000	Royal Bank of Canada, New York	5.96%	09/19/24	500,332
1,000,000	Sumitomo Mitsui Banking Corp., New York(2) (1 Day USD SOFR + 0.17%)	5.50%	08/06/24	1,000,049
1,000,000	Sumitomo Mitsui Banking Corp., New York(2) (1 Day USD SOFR + 0.17%)	5.51%	08/13/24	1,000,058
500,000	Sumitomo Mitsui Banking Corp., New York(2) (1 Day USD SOFR + 0.17%)	5.51%	08/28/24	500,041
500,000	Sumitomo Mitsui Banking Corp., New York(2) (1 Day USD SOFR + 0.20%)	5.54%	09/23/24	500,061
1,000,000	Sumitomo Mitsui Trust Bank Ltd., New York(2) (1 Day USD SOFR + 0.27%)	5.61%	07/08/24	1,000,048
1,000,000	Sumitomo Mitsui Trust Bank Ltd., New York(2) (1 Day USD SOFR + 0.21%)	5.55%	07/22/24	1,000,083
750,000	Sumitomo Mitsui Trust Bank Ltd., New York(2) (1 Day USD SOFR + 0.18%)	5.51%	08/01/24	750,067
1,000,000	Sumitomo Mitsui Trust Bank Ltd., New York	5.46%	08/26/24	1,000,031
700,000	Sumitomo Mitsui Trust Bank Ltd., New York(2) (1 Day USD SOFR + 0.17%)	5.34%	09/05/24	700,062
500,000	Toronto-Dominion Bank, New York	6.00%	10/02/24	500,397
500,000	Toronto-Dominion Bank, New York	5.15%	12/31/24	498,986
500,000	Toronto-Dominion Bank, New York	5.33%	03/18/25	499,429
400,000	Westpac Banking Corp.	5.40%	06/06/25	400,138

				18,848,656

	Total Bank Obligations (Cost $23,209,442)			23,206,933

CORPORATE DEBT - 37.4%
COMMERCIAL PAPER - 37.4%
ASSET BACKED SECURITIES - 20.8%(3)
1,500,000	Albion Capital LLC(1)	5.37%	07/17/24	1,495,714

See accompanying notes to financial statements.

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2024 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value
CORPORATE DEBT (continued)
COMMERCIAL PAPER (continued)
ASSET BACKED SECURITIES (continued)
$ 1,000,000	Alinghi Funding Company LLC(1)	5.36%	10/04/24	$985,385
500,000	Alinghi Funding Company LLC(1)	5.38%	12/06/24	488,053
500,000	Alinghi Funding Company LLC(1)	5.33%	01/08/25	485,598
500,000	Aquitaine Funding Company LLC(1)	5.39%	07/11/24	499,027
1,000,000	Aquitaine Funding Company LLC(1)	5.43%	07/31/24	995,012
1,000,000	Aquitaine Funding Company LLC(1)	5.40%	09/03/24	989,853
750,000	Aquitaine Funding Company LLC(1)	5.40%	09/04/24	742,275
1,000,000	Autobahn Funding Company LLC(1)	5.37%	08/01/24	994,918
3,000,000	Bedford Row Funding Corp.(1)	5.35%	07/02/24	2,998,225
1,000,000	Britannia Funding Company LLC(1)	5.43%	08/08/24	993,834
1,000,000	Cabot Trail Funding LLC(1)	5.38%	08/22/24	991,691
500,000	Cafco LLC(1)	5.32%	07/31/24	497,534
1,000,000	Chariot Funding LLC(1)	5.35%	07/09/24	998,366
1,000,000	Chariot Funding LLC(1)	5.38%	08/02/24	994,768
1,000,000	Columbia Funding Company LLC(1)	5.37%	07/29/24	995,367
1,000,000	Columbia Funding Company LLC(1)	5.36%	09/19/24	987,440
750,000	Concord Minutemen Capital Co., LLC Series B(1)	5.39%	10/17/24	737,525
1,500,000	Ionic Funding LLC Series III(1)	5.47%	07/02/24	1,499,104
750,000	Ionic Funding LLC Series III(1)	5.48%	07/29/24	746,454
1,000,000	Ionic Funding LLC Series III(1)	5.48%	08/07/24	993,885
1,000,000	Liberty Street Funding LLC(1)	5.34%	07/08/24	998,515
2,000,000	Liberty Street Funding LLC(1)	5.39%	08/07/24	1,988,037
1,000,000	Liberty Street Funding LLC(1)	5.39%	09/26/24	986,500
500,000	Liberty Street Funding LLC(1)	5.33%	01/06/25	485,827
1,000,000	Mackinac Funding Company LLC(1)	5.37%	07/11/24	998,068
500,000	Mackinac Funding Company LLC(1)	5.39%	07/17/24	498,580
750,000	Mackinac Funding Company LLC(1)	5.27%	09/04/24	742,346
1,000,000	Podium Funding Trust(2) (1 Day USD SOFR + 0.18%)	5.52%	08/08/24	1,000,057
500,000	Ridgefield Funding Company LLC(2) (1 Day USD SOFR + 0.16%)	5.47%	09/03/24	499,999
500,000	Starbird Funding Corp.(2) (1 Day USD SOFR + 0.19%)	5.53%	10/07/24	500,088
1,000,000	Starbird Funding Corp.(2) (1 Day USD SOFR + 0.24%)	5.58%	11/12/24	1,000,213
1,000,000	Victory Receivables Corp.(1)	5.40%	08/15/24	992,808

				31,801,066

See accompanying notes to financial statements.

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2024 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value
CORPORATE DEBT (continued)
COMMERCIAL PAPER (continued)
FINANCIAL COMPANIES - 15.3%
$ 500,000	Australia And New Zealand Banking Group Ltd.(1),(3)	5.59%	07/01/24	$499,779
500,000	Australia And New Zealand Banking Group Ltd.(1),(3)	5.48%	08/29/24	495,441
1,000,000	Australia And New Zealand Banking Group Ltd.(1),(3)	5.09%	10/08/24	985,039
500,000	Australia And New Zealand Banking Group Ltd.(1),(3)	5.30%	12/16/24	487,412
500,000	Bank of Montreal(1),(3)	5.48%	11/06/24	490,407
750,000	BPCE SA(2),(3) (1 Day USD SOFR + 0.25%)	5.59%	08/01/24	750,128
1,000,000	BPCE SA(1),(3)	5.37%	09/09/24	989,145
950,000	Commonwealth Bank of Australia(1),(3)	5.45%	09/23/24	937,761
300,000	Commonwealth Bank of Australia(2),(3) (1 Day USD SOFR + 0.30%)	5.63%	01/31/25	300,141
500,000	DNB Bank ASA(1),(3)	5.25%	12/05/24	488,313
400,000	DNB Bank ASA(1),(3)	4.92%	01/22/25	387,938
1,500,000	Federation Des Caisses Desjardins Du Quebec(1),(3)	5.35%	07/08/24	1,497,778
2,000,000	Federation Des Caisses Desjardins Du Quebec(1),(3)	5.35%	07/29/24	1,990,751
1,000,000	ING US Funding LLC(1),(3)	5.38%	10/02/24	985,602
1,000,000	Lloyds Bank PLC(1),(3)	5.37%	08/21/24	991,942
1,250,000	Macquarie Bank Ltd.(1),(3)	5.39%	07/29/24	1,244,187
1,000,000	Macquarie Bank Ltd.(2),(3) (1 Day USD SOFR + 0.16%)	5.50%	08/08/24	1,000,090
1,000,000	Macquarie Bank Ltd.(2),(3) (1 Day USD SOFR + 0.17%)	5.51%	08/16/24	1,000,115
500,000	Macquarie Bank Ltd.(2),(3) (1 Day USD SOFR + 0.19%)	5.53%	10/07/24	500,030
800,000	National Australia Bank Ltd.(1),(3)	5.09%	10/04/24	788,259
1,000,000	National Australia Bank Ltd.(2),(3) (1 Day USD SOFR + 0.21%)	5.55%	10/15/24	1,000,267
500,000	National Australia Bank Ltd.(2),(3) (1 Day USD SOFR + 0.19%)	5.53%	10/21/24	500,066
2,000,000	Nederlandse Waterschapsbank NV(1),(3)	5.33%	07/11/24	1,996,147
250,000	Royal Bank of Canada(1),(3)	5.48%	11/06/24	245,124
500,000	Svenska Handelsbanken AB(1),(3)	5.55%	08/01/24	497,505
300,000	Svenska Handelsbanken AB(1),(3)	5.60%	08/09/24	298,153
500,000	Svenska Handelsbanken AB(1),(3)	5.27%	10/21/24	491,608
500,000	United Overseas Bank Ltd.(2),(3) (1 Day USD SOFR + 0.18%)	5.34%	10/24/24	499,973
500,000	Westpac Banking Corp.(1),(3)	5.51%	09/12/24	494,397

See accompanying notes to financial statements.

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2024 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value
CORPORATE DEBT (continued)
COMMERCIAL PAPER (continued)
FINANCIAL COMPANIES (continued)
$ 500,000	Westpac Banking Corp.(1),(3)	5.40%	11/07/24	$490,326

				23,323,824

NON-FINANCIAL COMPANIES - 1.3%
2,000,000	Accenture Capital, Inc.(1),(3)	5.45%	07/15/24	1,994,981

				1,994,981

	Total Commercial Paper			57,119,871

	Total Corporate Debt (Cost $57,141,446)			57,119,871

NON-U.S. SUB-SOVEREIGN - 1.6%
800,000	CDP Financial Inc.(1)	5.53%	07/23/24	797,036
1,000,000	FMS Wertmanagement(1),(3)	5.33%	07/15/24	997,498
700,000	Ontario Teachers Finance Trust(1)	5.50%	08/06/24	695,947

	Total Non-U.S. Sub-Sovereign (Cost $2,491,374)			2,490,481

TENDER OPTION BONDS - 1.3%
118,589	Tender Option Bond Trust Receipts/Certificates(2)	5.59%	07/05/24	118,589
1,800,000	Tender Option Bond Trust Receipts/Certificates(2)	5.59%	07/05/24	1,800,000

	Total Tender Option Bonds (Cost $1,918,589)			1,918,589

TIME DEPOSITS - 5.2%
1,000,000	Credit Agricole Corporate And Investment Bank SA	5.30%	07/01/24	1,000,000
1,000,000	Mizuho Bank Ltd., New York	5.33%	07/01/24	1,000,000
1,000,000	Royal Bank of Canada, Toronto	5.32%	07/01/24	1,000,000
5,000,000	Skandinaviska Enskilda Banken AB, New York	5.33%	07/01/24	5,000,000

	Total Time Deposits (Cost $8,000,000)			8,000,000

VARIABLE RATE DEMAND NOTES - 0.8%
400,000	ECMC Group Inc.(2)	5.38%	07/05/24	400,000
396,000	Iowa Student Loan Liquidity Corp.(2)	5.38%	07/05/24	396,000
400,000	North Tex Higher Ed Auth Inc.(2)	5.38%	07/05/24	400,000

	Total Variable Rate Demand Notes (Cost $1,196,000)			1,196,000

	Total Investments 63.3% (Cost $96,545,029)			96,518,205

See accompanying notes to financial statements.

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2024 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value
REPURCHASE AGREEMENTS - 36.4%
$ 7,000,000	Bank of America Securities Inc. Dated 6/28/2024, To be repurchased at $7,003,109 (collateralized by $6,996,302 par amount of Federal National Mortgage Association REMICS, Government National Mortgage Association REMICS and Gold Adjustable Rate REMICS, 0.00% to 6.00%; due 7/15/39 to 7/20/68; Total Fair Value $7,350,001)	5.33%	07/01/24	$7,000,000
2,000,000	Bank of America Securities Inc.(2) (1 Day USD OBFR + 0.07%) Dated 6/28/2024, To be repurchased at $2,000,898 (collateralized by $1,992,752 par amount of an Asset Backed Security and Collateralized Mortgage Obligations, 2.50% to 7.02%; due 2/15/39 to 5/25/63; Total Fair Value $2,140,001)	5.39%	07/01/24	2,000,000
20,000,000	Citigroup Global Markets Inc. Dated 6/28/2024, To be repurchased at $20,008,900 (collateralized by $19,939,236 par amount of Government National Mortgage Association, 3.00% to 4.50%; due 7/20/47 to 9/20/47; Total Fair Value $20,400,097)	5.34%	07/01/24	20,000,000
24,000,000	J.P. Morgan Chase & Co. Dated 6/28/2024, To be repurchased at $24,010,660 (collateralized by $23,894,897 par amount of Federal National Mortgage Backed Securities and a Government National Mortgage Association, 5.00% to 6.50%; due 4/1/29 to 5/20/63; Total Fair Value $24,719,523)	5.33%	07/01/24	24,000,000

See accompanying notes to financial statements.

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2024 (Concluded)

Par Value	Issuer	Interest Rate	Maturity	Fair Value
REPURCHASE AGREEMENTS (continued)
$ 2,500,000	J.P. Morgan Chase & Co.(2)	5.44%	07/01/24	$2,500,000

	(1 Day USD OBFR + 0.12%) Dated 6/28/2024, To be repurchased at $2,501,133 (collateralized by $2,497,413 par amount of a Certificate of Deposit, 5.35%; due 6/20/25; Total Fair Value $2,625,325)
	Total Repurchase Agreements (Cost $55,500,000)			55,500,000

	Total Investments in Securities 99.7% (Cost $152,045,029)			152,018,205

	Other Assets in excess of Liabilities- 0.3%			449,956

	Net Assets - 100.0%			$152,468,161

	Net Asset Value Per Participation Certificate			$0.9998

(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable rate security. The rate shown is the rate in effect at June 30, 2024. The rate floats based upon the published reference rate and spread disclosed in the Schedule of Investments.
(3)

Securities exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by BlackRock Advisors, LLC, the investment advisor to the Money Market Portfolio.

OBFR: Overnight Bank Fund Rate

SOFR: Secured Overnight Financing Rate

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Assets and Liabilities (Unaudited) June 30, 2024

	Government Portfolio		Money Market Portfolio
ASSETS
Investments at amortized cost, and fair value, respectively	$1,089,512,351	(1)	$96,518,205
Repurchase Agreements, at cost, which approximates fair value	561,000,000		55,500,000
Cash	769,449		73,658
Accrued interest receivable	3,085,369		471,641
Other assets	46,492		4,381

Total Assets	1,654,413,661		152,567,885

LIABILITIES
Dividends payable	1,168,551		38,450
Payable for securities purchased	19,780,000		—
Accrued expenses payable
Investment advisory fees (Note 4)	73,121		3,024
Administration fees (Note 4)	29,867		5,269
Custodian fees (Note 4)	44,805		21,514
Transfer agent fees (Note 4)	848		5,001
Trustee expenses	35,247		6,968
Other liabilities	85,534		19,498

Total Liabilities	21,217,973		99,724

NET ASSETS	$1,633,195,688		$152,468,161

NET ASSETS CONSIST OF:
Paid-in Capital	$1,633,154,963		$152,492,535
Distributable Earnings (Accumulated Loss)	40,725		(24,374)

TOTAL NET ASSETS	$1,633,195,688		$152,468,161

Total Participation Certificates (PCs) outstanding (3 billion shares authorized for each Portfolio, $0.001 Par Value)	1,633,154,963		152,492,658

Net Asset Value Per PC (net assets/PCs outstanding)	$1.00		$0.9998

Investments in securities, at cost	$1,650,512,351		$152,045,029

(1)	Investments, at amortized cost, which approximates fair value.

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Operations (Unaudited) For the Six Months Ended June 30, 2024

	Government Portfolio	Money Market Portfolio
INTEREST INCOME	$46,654,378	$4,175,039

EXPENSES
Investment advisory and servicing fees (Note 4)	1,005,785	151,342
Administration fees (Note 4)	434,370	37,835
Custodian fees (Note 4)	75,517	37,524
Audit and tax fees	13,923	13,923
Transfer agent fees (Note 4)	6,122	15,423
Legal fees	44,909	3,875
Fund compliance fees	32,811	2,805
Insurance expense	25,494	3,112
Trustee expense	12,443	1,254
S&P Rating fees	10,498	1,157
Printing fees	9,610	3,291
Miscellaneous	8,397	3,595
Registrations fees	2,449	173

Total expenses	1,682,328	275,309
Less fee waived and/or reimbursed (Note 4)	(813,587)	(142,885)

Net Expenses	868,741	132,424

NET INVESTMENT INCOME	45,785,637	4,042,615
NET REALIZED GAIN/(LOSS) ON SECURITIES SOLD	54,405	170
NET CHANGE IN UNREALIZED
APPRECIATION/(DEPRECIATION) ON SECURITIES	—	(71,025)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,840,042	$3,971,760

See accompanying notes to financial statements.

Government Portfolio Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	June 30, 2024	Year Ended
	(Unaudited)	December 31, 2023
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$45,785,637	$74,490,935
Net realized gain/(loss) on securities sold	54,405	(28,799)

Net increase in net assets resulting from operations	45,840,042	74,462,136

DIVIDENDS AND DISTRIBUTIONS TO
PARTICIPATION CERTIFICATE (PC) HOLDERS:
From total distributable earnings $0.0262 and $0.0494 per PC, respectively	(45,754,033)	(74,490,935)

Decrease in net assets from dividends and distributions to PC Holders	(45,754,033)	(74,490,935)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	6,987,966,936	12,509,569,122
Reinvestment of dividends	37,169,843	61,456,556
Cost of PCs repurchased	(7,283,714,119)	(11,988,088,381)

Net increase/(decrease) in net assets resulting from capital transactions	(258,577,340)	582,937,297

Total increase/(decrease) in net assets	(258,491,331)	582,908,498

NET ASSETS:
Beginning of period	1,891,687,019	1,308,778,521

End of period	$1,633,195,688	$1,891,687,019

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	6,987,966,936	12,509,569,122
Reinvestments of dividends	37,169,843	61,456,556
PCs repurchased	(7,283,714,119)	(11,988,088,381)

Net increase/(decrease) in PC’s outstanding	(258,577,340)	582,937,297

See accompanying notes to financial statements.

Money Market Portfolio Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	June 30, 2024	Year Ended
	(Unaudited)	December 31, 2023
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$4,042,615	$8,004,945
Net realized gain on securities sold	170	—
Net change in unrealized appreciation/(depreciation) on securities	(71,025)	43,533

Net increase in net assets resulting from operations	3,971,760	8,048,478

DIVIDENDS AND DISTRIBUTIONS TO
PARTICIPATION CERTIFICATE (PC) HOLDERS:
From total distributable earnings $0.0266 and $0.0504 per PC, respectively	(4,042,068)	(8,004,124)

Decrease in net assets from dividends and distributions to PC Holders	(4,042,068)	(8,004,124)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	84,863,507	402,618,109
Reinvestment of dividends	3,805,615	6,130,262
Cost of PCs repurchased	(90,791,266)	(320,905,876)

Net increase/(decrease) in net assets resulting from capital transactions	(2,122,144)	87,842,495

Total increase/(decrease) in net assets	(2,192,452)	87,886,849

NET ASSETS:
Beginning of period	154,660,613	66,773,764

End of period	$152,468,161	$154,660,613

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	84,856,142	402,611,336
Reinvestments of dividends	3,805,620	6,130,226
PCs repurchased	(90,780,979)	(320,898,507)

Net increase/(decrease) in PC’s outstanding	(2,119,217)	87,843,055

See accompanying notes to financial statements.

Government Portfolio Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	6/30/24		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net Asset Value, Beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net investment income	0.0262		0.0494	0.0152	0.0001	0.0041	0.0213
Net Realized Gain (Loss) on Investments	—	(1)	— (1)	— (1)	— (1)	0.0002	0.0001

Total From Investment Operations	0.0262		0.0494	0.0152	0.0001	0.0043	0.0214

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.0262)		(0.0494)	(0.0152)	(0.0001)	(0.0043)	(0.0214)
Net Realized Capital Gains	—		—	—	—	— (1)	—

Total Dividends and Distributions	(0.0262)		(0.0494)	(0.0152)	(0.0001)	(0.0043)	(0.0214)

Net Asset Value, End of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return*	2.65%		5.05%	1.53%	0.02%	0.43%	2.16%
Ratios/Supplemental Data:
Net assets at end of period (000)	$1,633,196		$1,891,687	$1,308,779	$1,117,653	$1,751,033	$1,455,572
Ratio of Net Expenses to Average Net Assets(2)	0.10	%**	0.10%	0.10%	0.08%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets(3)	5.27	%**	4.99%	1.58%	0.01%	0.36%	2.11%

*	Not Annualized
**	Annualized.
(1)	Less than $0.0001 per share.
(2)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.19% annualized for six months ended June 30, 2024 and 0.21%, 0.21%, 0.21%, 0.20% and 0.22% for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.

(3)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been 5.18% annualized for six months ended June 30, 2024 and 4.88%, 1.47%, 0.12%, 0.26% and 1.99% for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See accompanying notes to financial statements.

Money Market Portfolio Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months
	Ended	Year	Year	Year	Year	Year
	6/30/24	Ended	Ended	Ended	Ended	Ended
	(Unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net Asset Value, Beginning of period	$1.0003	$1.0001	$1.0000	$1.0001	$0.9999	$0.9998

Investment Operations:
Net investment income	0.0266	0.0504	0.0165	0.0001	0.0052	0.0223
Net Realized and Unrealized Gain (Loss) on Investments	(0.0005)	0.0002	0.0001	(0.0001)	0.0002	0.0002

Total From Investment Operations	0.0261	0.0506	0.0166	— (1)	0.0054	0.0225

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.0266)	(0.0504)	(0.0165)	(0.0001)	(0.0052)	(0.0224)

Total Dividends and Distributions	(0.0266)	(0.0504)	(0.0165)	(0.0001)	(0.0052)	(0.0224)

Net Asset Value, End of period	$0.9998	$1.0003	$1.0001	$1.0000	$1.0001	$0.9999

Total return*	2.63%	5.18%	1.67%	—%	0.54%	2.28%
Ratios/Supplemental Data:
Net assets at end of period (000)	$152,468	$154,661	$66,774	$58,081	$60,784	$204,857
Ratio of Net Expenses to Average Net Assets(2)	0.17%**	0.17%	0.17%	0.16%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets(3)	5.34%**	5.01%	1.70%	0.01%	0.70%	2.26%

*	Not Annualized
**	Annualized.
(1)	Less than $0.0001 per share.
(2)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.36% annualized for six months ended June 30, 2024 and 0.36%, 0.49%, 0.44%, 0.35% and 0.32% for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.

(3)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been 5.15% annualized for six months ended June 30, 2024 and 4.82%, 1.39%, (0.27)%, 0.53% and 2.11% for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2024

Note 1. Organization

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act’’), as an open-end management investment company and is organized as a Maryland Corporation governed by a Board of Trustees (the “Board of Trustees” or the “Board”). The Fund consists of two portfolios: the Government Portfolio and the Money Market Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a “diversified” series of the Fund, as that term is defined under the 1940 Act. The assets and liabilities of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which Participation Certificates (“PCs”) are held. BlackRock Advisors, LLC, a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Portfolios’ investment advisor and service agent (“BALLC” or the “Investment Advisor”). The Board has designated the Investment Advisor as the valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to make fair value determinations relating to the Money Market Portfolio’s holdings.

Government Portfolio — a government money market fund which seeks a high level of current income and stability of principal by investing in U.S. Government obligations and repurchase agreements relating to such obligations.

Money Market Portfolio — an institutional prime money market fund which seeks a high level of current income and stability of principal by investing in a broad range of U.S. dollar-denominated money market instruments, including U.S. Government obligations, repurchase agreements and U.S. and foreign bank obligations and commercial obligations.

The Fund’s prospectus provides a description of each Portfolio’s investment objective, principal investment strategies, and principal risks.

Note 2. Significant Accounting Policies

The Fund follows accounting and reporting guidance in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The following is a summary of significant accounting policies followed by the Fund.

Portfolio Classification and Valuation: Rule 2a-7 under the 1940 Act effectively created three categories of money market funds: Government, Retail and Institutional. Rule 2a-7 provides that Government and Retail money market funds may seek to transact at a stable $1.00 net asset value (“NAV”) per share and use amortized cost to value their portfolio holdings, subject to certain conditions. Institutional money market funds are required to “float” their NAV per share by pricing their shares to four decimal places (e.g., $1.0000) and valuing their portfolio securities using fair value rather than amortized cost (except as noted below). In addition, the Money Market Portfolio has adopted policies and procedures for the imposition of liquidity fees under certain conditions.

The Government Portfolio operates as a Government money market fund and accordingly: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities or instruments issued or guaranteed as to principal and interest by the United States or certain U.S. Government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully by U.S. Government obligations or cash; and (2) uses amortized cost, which approximates fair value, to value its portfolio securities and seeks to transact at a stable $1.00 NAV per PC.

The Money Market Portfolio operates as an institutional money market fund and accordingly: (1) is limited to institutional investors; (2) utilizes market-based prices to value its portfolio holdings, except to the extent that market information is not readily available or deemed by the Investment Advisor to be unreliable in which case the portfolio holding is fair valued by the Investment Advisor, as valuation designee, pursuant to procedures approved by the Board; (3) transacts at a floating NAV per PC that uses four decimal place precision (e.g., $1.0000) (except that the Portfolio may use amortized cost to value short-term investments with remaining maturities of 60 days or less, subject to the Investment Advisor’s oversight); and (4) has adopted policies and procedures to impose liquidity fees of up to 2% of the value of the PC’s redeemed shares, subject to the Board’s determination that a liquidity fee is in the best interests of the Portfolio. The Money Market Portfolio calculates its NAV three times daily, at 8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern time on each Business Day.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2024

(Continued)

Investments in other open-end management investment companies, if held, are valued based on the NAV of the management investment companies (which are to be determined pursuant to procedures discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued by the Investment Advisor, as valuation designee, in accordance with procedures approved by the Board.

Securities Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage-backed securities are recorded as interest income on the Statements of Operations. Interest income is recorded on an accrual basis. Market discounts and premiums on securities purchased are amortized on an effective yield basis over the estimated lives of the respective securities for the Portfolios.

Dividends and Distributions to Participation Certificate Holders: Dividends from net investment income of the Portfolios are declared daily and paid monthly. The Government Portfolio and the Money Market Portfolio intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short and long-term capital gains, if any, throughout each year. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

Federal Income Taxes: No provision is made for federal income taxes as it is each Portfolio’s intention to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its net investment income to Participation Certificate holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2024, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

Repurchase Agreements: Under a repurchase agreement, a counterparty sells a security to a Portfolio and agrees to repurchase the subject security at an agreed upon date and price. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of Portfolio investments. The repurchase agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund’s custodian, sub-custodian or an authorized securities depository. For the Government Portfolio, collateral generally consists of U.S. Government and U.S. Government agency securities, and cash, and for the Money Market Portfolio, collateral generally consists of U.S. Government and U.S. Government agency securities and obligations of issuers in the financial services industry, and cash. The market value of repurchase agreement collateral must be maintained, on a daily basis, at an amount equal to at least 100% of the repurchase price of the securities subject to the repurchase agreement plus accrued interest. Upon an event of default under the terms of the Master Repurchase Agreement, both parties have the right to set-off. If the seller defaults or enters into an insolvency proceeding, liquidation of the collateral by the purchaser may be delayed or limited. As of June 30, 2024, the Government Portfolio and the Money Market Portfolio held repurchase agreements, which are included under “Repurchase Agreements, at cost, which approximates fair value” in the Statements of Assets and Liabilities. The value of the related collateral that the Portfolios hold for each of their repurchase agreements is disclosed in the Schedules of Investments for each Portfolio and exceeded the value of the corresponding repurchase agreement at June 30, 2024.

Expenses: Expenses are recorded on an accrual basis. Each Portfolio pays the expenses that are directly related to its operations, such as investment advisory and servicing fees, custodian fees, and transfer agent fees. Expenses incurred by the Fund on behalf of each Portfolio, such as trustee expenses or legal fees, are allocated among each of the Portfolios either proportionately based upon the Portfolios’ relative net assets or using another reasonable basis such as equally across each Portfolio, depending on the nature of the expense.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2024

(Continued)

Liquidity Fees: For the Money Market Portfolio, any liquidity fees imposed on the value of shares redeemed are retained by the Portfolio for the benefit of the Portfolio’s remaining shareholders and are recorded as paid-in-capital. No such liquidity fees were imposed with respect to either Portfolio during the six months ended June 30, 2024.

Management Estimates: The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, and that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnification: In the normal course of business, the Fund may enter into contracts under which it has general indemnification obligations. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 3. Fair Value Measurement

Fair Value Measurement: U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are categorized into three levels as described in the hierarchy below:

• Level 1	–	quoted prices in active markets for identical securities

• Level 2	–	other significant observable inputs (including amortized cost, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Fixed-income securities held within the Money Market Portfolio are generally valued at fair value (Valuation Approach) using price evaluations provided by an independent pricing service approved by the Investment Advisor, as valuation designee (Level 2). Evaluated prices provided by a pricing service are commonly informed by actual trade data for identical or substantially similar investments and data and information from broker-dealers. Fixed-income securities held within the Government Portfolio are valued at amortized cost (Cost Approach), which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost valuation method, an investment is valued initially at its cost, and thereafter, a proportionate accretion of the discount or amortization of the premium is applied to the investment’s valuation each day until maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the proportionate accretion is added to the investment’s valuation each day; if the initial cost exceeds the amount payable at maturity (a “premium”), then the proportionate amortization is subtracted from the investment’s valuation each day. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2024

(Continued)

As of June 30, 2024, the hierarchical input levels of each Portfolio’s investment holdings, by type of security or financial instrument, is set forth in the table below.

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	June 30, 2024	Price	Inputs	Inputs
Government Portfolio
U.S. Treasury Obligations	$787,724,642	$—	$787,724,642	$—
Agency Obligations	301,787,709	—	301,787,709	—
Repurchase Agreements	561,000,000	—	561,000,000	—

	$1,650,512,351	$—	$1,650,512,351	$—

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	June 30, 2024	Price	Inputs	Inputs
Money Market Portfolio
U.S. Treasury Obligations	$2,586,331	$—	$2,586,331	$—
Bank Obligations	23,206,933	—	23,206,933	—
Corporate Debt	57,119,871	—	57,119,871	—
Non-U.S. Sub-Sovereign	2,490,481	—	2,490,481	—
Tender Option Bonds	1,918,589	—	1,918,589	—
Time Deposits	8,000,000	—	8,000,000	—
Variable Rate Demand Notes	1,196,000	—	1,196,000	—
Repurchase Agreements	55,500,000	—	55,500,000	—

	$152,018,205	$—	$152,018,205	$—

The fair value of investments may differ significantly from the values that would have been used had quoted prices in active markets for identical securities existed for such investments and may differ significantly from the values the Portfolios’ ultimately realize. Further, certain investments may be subject to legal and other restrictions on resale or otherwise may be less liquid than publicly and/or actively traded securities.

The fair value hierarchy levels assigned to a Portfolio’s investments are not necessarily an indication of the risk associated with investing in those securities.

Note 4. Transactions with Affiliates and Related Parties and Other Fee Arrangements

The Fund has entered into agreements for investment advisory and service agent, distribution, administrative, custodian and transfer agent services, and certain other management services, as follows:

BCS Financial Services Corporation (the “Administrator”), serves as the Fund’s Administrator with respect to the Fund’s overall operations and relations with holders of PCs. Certain officers or employees of the Administrator are also Officers of the Fund, however these Fund Officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays the Administrator a fee, computed daily and paid monthly, at an annual rate not to exceed 0.05% of the average daily net assets of each of the Fund’s Portfolios.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2024

(Continued)

BALLC serves as the Portfolios’ investment advisor and service agent. As servicing agent, BALLC maintains the financial accounts and records, and computes the NAV and net income for both Portfolios. BALLC subcontracts certain administrative services to BNY Mellon Investment Servicing (U.S.), Inc. (“BNY Mellon Investment Servicing”). As compensation for its services, the Government Portfolio and the Money Market Portfolio each pay BALLC a fee, computed daily and paid monthly based upon the following annualized percentages of the average daily net assets of the Portfolio: 0.20% of the first $250 million, 0.15% of the next $250 million, 0.12% of the next $250 million, 0.10% of the next $250 million, and 0.08% of amounts in excess of $1 billion.

BALLC has agreed to reduce the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of each Portfolio so that they do not exceed 0.30 of one percent (0.30%) of the Portfolio’s average daily net assets for the year. In addition, (i) BALLC and the Administrator have agreed to waive fees such that the Government Portfolio’s ordinary operating expenses do not exceed 0.10 of one percent (0.10%) of average daily net assets for the year; (ii) the Administrator has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio and BALLC has agreed to waive fees to cap the annual ordinary operating expenses of the Money Market Portfolio at 17.5 basis points for those assets up to $1 billion, 16.0 basis points for those assets between $1 billion and $2 billion, and 15.5 basis points for those assets above $2 billion. BALLC and the Administrator cannot terminate these fee waivers prior to May 1, 2025 without the consent of the Board.

For the Government Portfolio and the Money Market Portfolio, the Administrator has further agreed that if for any day, after giving effect to all other fee waivers and all expenses, including without limitation, any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator shall waive that portion of its fees for such day so that after giving effect to such waiver and the other fee waivers, the portfolio yield for such day would not be less than 0.01%. The Administrator has agreed that if after giving effect to such waiver and the other fee waivers, the portfolio yield for such day would be less than 0.01%, the Administrator shall waive all of its fees for such day. BALLC has further agreed that if for any day, after giving effect to the other fee waivers and all Administrator fee waivers, the portfolio yield would be less than 0.01%, BALLC shall waive that portion of its fees for such day so that after giving effect to such waiver, and all other fee waivers, the portfolio yield for such day would not be less than 0.01%. BALLC has agreed that, if after giving effect to such waiver, and all other fee waivers, the portfolio yield for such day would be less than 0.01%, BALLC shall waive all of its fees for such day. BALLC and the Administrator cannot terminate this portfolio yield fee waiver prior to May 1, 2025 without the consent of the Board.

BALLC and the Administrator have also entered into an agreement which guarantees BALLC a minimum annual fee. Neither the Fund nor the Portfolios are a party to, or financially responsible for, this minimum fee agreement.

As a result of the foregoing waivers, for the six months ended June 30, 2024, the Administrator waived $235,940 and $7,567 which the Administrator was otherwise entitled to as the fees for its services as Administrator for the Government Portfolio and the Money Market Portfolio, respectively. BALLC waived $577,647 and $135,318 of its investment advisory fees for the Government Portfolio and the Money Market Portfolio, respectively, for the six months ended June 30, 2024.

The Bank of New York Mellon (the “Custodian”) acts as custodian of the Fund’s assets and BNY Mellon Investment Serving (U.S.) Inc. acts as the Fund’s accounting agent, transfer agent and dividend disbursing agent. Both the Custodian and BNY Mellon Investment Servicing are wholly–owned subsidiaries of The Bank of New York Mellon Corporation. The Custodian and BNY Mellon Investment Servicing earn fees from the Portfolios for serving in these capacities.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2024

(Continued)

Foreside Fund Services, LLC (the “Distributor”) is the Fund’s distributor. The Distributor is neither affiliated with the Administrator, BALLC, The Bank of New York Mellon Corporation nor their affiliated companies. The Fund does not have a distribution plan under Rule 12b-1 of the 1940 Act; accordingly, the Distributor receives no compensation from the Fund for its distribution services.

Pursuant to a Fund Chief Compliance Officer Agreement with the Fund, Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer to the Fund as well as compliance support functions. FFOS is paid a fee plus out of pocket expenses for the services provided, which is paid monthly in arrears by the Fund.

Pursuant to a Fund Chief Financial Officer/Treasurer Agreement with the Fund, Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor and FFOS, provides a Treasurer and Principal Financial Officer services to the Fund. FMS is paid an annual fee plus out of pocket expenses for these services, which are paid by the Administrator.

Note 5. Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios’ tax returns are subject to examination by federal, state and local jurisdictions, where applicable, for the last three years.

The tax character of distributions paid by the Portfolios during the years ended December 31, 2023 and 2022 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gains
Government Portfolio
2023	$74,490,935	$—
2022	20,863,582	—
Money Market Portfolio
2023	$8,004,124	$—
2022	1,096,073	—

As of December 31, 2023, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed ordinary Income	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings
Government Portfolio	$58	$(44,009)	$(1,333)	$—	$(45,284)
Money Market Portfolio	1,733	—	44,201	—	45,934

As of December 31, 2023, the Government Portfolio had $44,009 of capital loss carryforwards, which are short-term capital losses and have an unlimited period of capital loss carryforward. The Money Market Portfolio had no capital loss carryforwards.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2024

(Continued)

As of June 30, 2024, the aggregate cost basis of securities held in the Government Portfolio was $1,650,512,351. As of June 30, 2024, the aggregate cost basis of securities held in the Money Market Portfolio was $152,045,029. For U.S. federal income tax purposes the Money Market Portfolio had net unrealized depreciation of $26,824, which consisted of aggregate gross unrealized appreciation of $5,422 and aggregate gross unrealized depreciation of $32,246.

Note 6. Principal Risks

Credit Risk — Credit risk is the risk that an issuer will be unable or unwilling to make timely principal and interest payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of a Portfolio’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Floating Net Asset Value Risk (Money Market Portfolio Only) — The NAV of the Money Market Portfolio floats, fluctuating with changes in the values of the Portfolio’s securities, and as a result the Portfolio will not maintain a constant net asset value per share. The value of the Portfolio’s Participation Certificates will be calculated to four decimal places.

Income Risk — Each Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise, and that the value of a debt security may rise when interest rates fall. In general, the market price of debt securities with longer maturities will go up or down in response to changes in interest rates by a greater amount than the market price of shorter-term securities. Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period Participation Certificate holders own an interest in a Portfolio. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

U.S. Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, the actual or threatened failure of the U.S. Government to pay its obligations will increase credit risk. In addition, due to fluctuations in interest rates, the market value of such securities may vary during the period of your investment in a Portfolio. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, countries, group of countries, regions, market, industry, group of industries, sectors or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, like pandemics or epidemics, recessions, or other events could cause significant global economic and market disruptions and have a significant negative impact on the Portfolio and its investments. The impact of such events may be more severe for the Portfolio because the Portfolio invests in short-term instruments. Selection risk is the risk that the securities selected by the Investment Advisor will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2024

(Concluded)

Prepayment Risk (Money Market Portfolio Only) — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, a Portfolio’s reinvestment of the prepayment proceeds will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Extension Risk (Money Market Portfolio Only) — When interest rates rise, certain obligations may be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Industry Risk (Money Market Portfolio Only) — The Portfolio is susceptible to economic, business, political or other developments which generally affect the financial services industry, such as government regulation, interest rate volatility and the availability and cost of capital (including the availability and stability of deposits in the case of deposit-taking institutions), consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

Repurchase Agreement Risk — The Portfolios may enter into repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, a Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Stable Net Asset Value Risk (Government Portfolio Only) — The Portfolio may not be able to maintain a stable net asset value (“NAV”) of $1.00 per Participation Certificate at all times. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio, along with other money market funds, could be subject to increased redemption activity.

At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Participation Certificates, (ii) insufficient levels of cash in the Portfolio to satisfy redemption activity and (iii) disruption in the normal operation of the markets in which the Portfolio buys and sells securities, the Portfolio could be forced to sell securities at unfavorable prices in order to generate sufficient cash to pay redeeming Participation Certificate holders. Sales of securities held by the Portfolio at such times could result in losses to the Portfolio and cause the NAV to fall below $1.00 per Participation Certificate.

Variable and Floating Rate Investment Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities in response to changes in a referenced interest rate. Any lag in time between changes in the referenced interest rate and the security’s next interest rate adjustment can be expected to impact the security’s value either positively (if interest rates are decreasing) or negatively (if interest rates are increasing). The interest rate on a variable or floating rate security is ordinarily determined by reference to, or is a percentage of, an objective standard such as interbank rates, a bank’s prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit.

Note 7. Subsequent Events

Management has evaluated the impact of all Portfolio-related events that occurred subsequent to June 30, 2024, through the date the financial statements were issued, and has determined that there were no subsequent events that require revision or disclosure in the in the financial statements.

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

June 30, 2024

Form N-MFP: The Fund files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Form N-MFP filings are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-MFP may also be obtained, upon request, by calling (800) 621-9215.

Government Portfolio and Money Market Portfolio Monthly Holdings: The Government Portfolio and the Money Market Portfolio each makes its portfolio holdings information publicly available by posting the information on the Fund’s website at www.pif.com.

Proxy Voting: Information on how proxies relating to the Fund’s voting securities (if any) were voted during the most recent 12-month period ended June 30 is available by the following August 31 (i) through the Fund’s website at PIF.com (ii) upon request, without charge, by calling (800) 621-9215 and (iii) on the SEC’s website at www.sec.gov.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable for the period ended June 30, 2024.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable for the period ended June 30, 2024.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

During the period ended June 30, 2024, the Fund did not pay compensation to any Fund Trustees or Officers. Pursuant to a Fund Chief Compliance Officer Agreement with the Fund, Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer to the Fund as well as compliance support functions. FFOS is paid a fee plus out of pocket expenses for the services provided, which is paid monthly in arrears by the Fund. For the period ended June 30, 2024, FFOS was paid $29,167 pursuant to this agreement.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Background and Approval Process

BlackRock Advisors, LLC (the “Advisor”) serves as investment advisor to the Government Portfolio and the Money Market Portfolio (each a “Portfolio” and together, the “Portfolios”), each a series of Plan Investment Fund, Inc. (the “Fund”), pursuant to separate investment advisory agreements (each an “Advisory Agreement” and together, the “Advisory Agreements”) with the Fund. The Portfolios comprise all series of the Fund. The Advisory Agreements were initially approved by the Board of Trustees (the “Board”) of the Fund at the inception of each Portfolio for two-year terms. The Advisory Agreements continue thereafter if approved annually by the Board and by a majority of the Board members who are not parties to the Advisory Agreements or who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any such party (the “Independent Trustees”) by a vote cast at a meeting called for the purpose of voting on the Advisory Agreements. The Advisory Agreements for each Portfolio were most recently considered by the Board at a meeting held on March 18, 2024 (the “March Board meeting”).

As part of the annual contract review process, the Independent Trustees, through their independent legal counsel, requested and received extensive materials, including information relating to (i) the nature, extent and quality of services provided by the Advisor under the Advisory Agreements, including, but not limited to, the Advisor’s investment processes, (ii) short-term and long-term performance of each Portfolio relative to a peer group of funds, (iii) the costs of the services provided and profits realized by the Advisor with respect to the management of each Portfolio, (iv) the extent to which the Advisor has in the past experienced or is likely in the future to experience economies of scale in connection with the management of each Portfolio, (v) the expense ratio of each Portfolio as compared with the expense ratios of a peer group of funds and (vi) any benefits to the Advisor or its affiliates from the Advisor’s relationship with the Portfolios. The Independent Trustees, through their independent legal counsel, also submitted follow-up requests for information to the Advisor to which the Independent Trustees received supplemental responses prior to and at the March Board meeting. The information provided by the Advisor in response to the Board’s requests, as well as information provided by BCS Financial Services Corporation (“BCS”), administrator to the Portfolios, supplemented a variety of written materials, reports and oral presentations received by the Board throughout the year, including information regarding Portfolio performance, expense ratios, portfolio composition and risk oversight, and regulatory compliance.

At the March Board meeting, representatives of the Advisor discussed certain requested information with the Board and responded to additional questions. The Board considered the specific factors set out in case law and identified by the U.S. Securities and Exchange Commission in evaluating the Advisory Agreements. The Board used its business judgment in considering these and other relevant factors, as summarized in more detail below, and concluded that the terms of each Advisory Agreement are fair and reasonable and that the continuation of each Advisory Agreement is in the best interests of the applicable Portfolio. In deciding to approve the renewal of each Advisory Agreement, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services

As part of its decision-making process, the Board noted that the Advisor has managed the Portfolios since their inception, and the Board believes that a long-term relationship with a capable, conscientious investment advisor is in the best interests of each Portfolio. The Board also considered, generally, that participation certificate holders invest in a Portfolio specifically seeking the Advisor’s investment expertise and style. The Board also noted that when Participation Certificate holders invest in a Portfolio, the investors are informed of the Portfolio’s contractual advisory fee and that neither Portfolio’s contractual advisory fee has increased since the effectiveness of the Advisory Agreement for the Portfolio. In this connection, the Board considered, in particular, whether each Portfolio is managed in accordance with its investment objective and policies as disclosed to Participation Certificate holders. The Board concluded that the Advisor’s management of each Portfolio is consistent with the Portfolio’s investment objective and policies.

With respect to the nature, extent and quality of services provided by the Advisor to the Portfolios, the Board considered the terms of the Advisory Agreements, including the scope of advisory services provided to the Portfolios. The Board reviewed information on the experience and qualifications of key personnel performing services for the Portfolios, as well as the organizational structure of the Advisor’s investment team. The Board also reviewed each Portfolio’s investment performance, as summarized below. The Board considered the depth and quality of the Advisor’s investment processes, the resources utilized to provide investment advisory services to the Portfolios and the overall financial stability of the organization. In addition, the Board considered the Advisor’s compliance and risk management programs, including internal audit reviews and cybersecurity practices and business continuity programs.

Based on its review, the Board concluded that the nature, extent and quality of services provided (and expected to be provided) to each Portfolio under its Advisory Agreement were satisfactory.

Investment Performance

The Board noted that it reviews data on the short-term and long-term performance of the Portfolios in connection with each Board meeting. For the March Board meeting, the Board reviewed and considered information about the investment performance of each Portfolio through December 31, 2023, compared to a peer group of funds. The funds included within each Portfolio’s peer group of funds were compiled by BCS, independent of the Advisor, based on the similarity of the funds’ investment objectives and strategies to those of the Portfolio and the comparability of the funds’ asset size to that of the Portfolio, using publicly available data. The Board also reviewed and considered performance information for each Portfolio compared to a category of peer funds which was provided by iMoneyNet. In reviewing this performance information, the Board made the following observations:

Government Portfolio

The Government Portfolio outperformed the median performance of its peer group of funds for the one-, five- and ten-year periods ended December 31, 2023 and was equal to the median performance of its peer group of funds for the three-year period ended December 31, 2023. The Government Portfolio outperformed the average of its peer category for the one-, three-, five- and ten-year periods ended December 31, 2023. The Board noted that the peer group of funds consisted of nine other institutional government money market funds, and that as of December 31, 2023 the Government Portfolio had significantly less assets under management than each fund in the peer group.

Money Market Portfolio

The Money Market Portfolio underperformed the median performance of its peer group of funds for the one-, three-, five- and ten-year periods ended December 31, 2023. The Money Market Portfolio outperformed the average of its peer category of funds for the one-, three-, five- and ten-year periods ended December 31, 2023. The Board noted that the peer group of funds consisted of nine other institutional prime money market funds and that as of December 31, 2023 the Money Market Portfolio had significantly less assets under management than each fund in the peer group.

The Board also considered the Advisor’s statement regarding the importance of scale and the variability of investor flows, in terms of assets under management, on the Portfolio’s performance.

Based on its review, the Board concluded that the Advisor’s efforts and results with respect to the performance of each Portfolio were satisfactory.

Fees and Expenses

The Board reviewed each Portfolio’s gross advisory fee, advisory fee breakpoint schedule and expense data compared to the gross advisory fee, advisory fee breakpoint schedule and expense data of the same peer group of funds compiled by BCS, independent of the Advisor, that the Board used to review the Portfolio’s performance. The Board reviewed data showing how each Portfolio’s advisory fees and expense ratios compared to those of its peer group.

The Board considered that the gross advisory fees of the Government Portfolio were lower than the median gross advisory fees of its peer group of funds and that the Government Portfolio’s assets under management as of December 31, 2023 were significantly less than each of its peer funds. The Board considered that the gross advisory fees of the Money Market Portfolio were higher than the median gross advisory fees of its peer group of funds and that the Money Market Portfolio’s assets under management as of December 31, 2023 were significantly less than each of its peer funds. The Board considered that the amount of fees waived by the Advisor and the Portfolios’ administrator for each Portfolio, as a percentage of average net assets, was the highest within each Portfolio’s peer group.

The Board also reviewed information provided by the Advisor regarding the fee rates offered to other money market fund clients of the Advisor, including sub-advised portfolios. The Board considered that each Portfolio’s gross advisory fees were less than the fee rates applicable to a majority of the other money market fund clients for which the Advisor serves as investment advisor. The Board also considered that each Portfolio’s gross advisory fees were higher than the fee rates applicable to the other money market fund clients for which the Advisor serves as investment sub-advisor, and the Board took into account the nature and extent of the services that the Advisor provides to each Portfolio pursuant to the Advisory Agreements. The Board also considered the Advisor’s statement that the management fees of each Portfolio, after contractual fee waivers, are the same as or lower than those of similar accounts, with comparable services, managed by the Advisor. The Board concluded that the advisory fee for each Portfolio was fair and reasonable.

Profitability

The Board reviewed information concerning the estimated profitability to the Advisor of the Advisory Agreements, including information regarding the Advisor’s methodology for allocating expenses in connection with providing services under the Advisory Agreements. The Board considered that BCS and the Advisor have entered into an agreement whereby BCS (and not the Portfolios) provides compensation to the Advisor to the extent necessary to ensure that the Advisor, after accounting for fees waived by the Advisor, receives a minimum annual amount of compensation for services provided to the Portfolios. The Board recognized that individual fund or product line profitability of other advisors is generally not publicly available and that profitability may be affected by numerous factors, noting that, as a result, the comparability of profitability among advisory firms is limited. The Board noted that the Money Market Portfolio has significantly less assets under management than the Government Portfolio and that due to the contractual fee waivers the Advisor waived a substantial portion of its advisory fees with respect to the Money Market Portfolio and the Government Portfolio. The Board concluded that the estimated profitability of the Advisor with respect to the Advisory Agreements was not unreasonable.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Portfolios grow and whether advisory fee levels reflect these economies of scale for the benefit of investors. The Board considered each Portfolio’s amount of assets under management and information regarding staffing and infrastructure of the Advisor. The Board took into account that the Advisor has agreed to extend existing fee waivers with respect to each Portfolio for an additional twelve months. The Board also noted that the advisory fee schedule for each Portfolio incorporates breakpoints and thus reflects economies of scale by offering lower effective advisory fees as the assets of the Portfolios increase. The Board concluded that each Portfolio’s fee schedule represents an appropriate sharing by the Advisor with the Portfolio of such economies of scale as may exist in the management of the Portfolio at various asset levels.

Other Benefits to the Advisor or Its Affiliates

The Board considered information regarding any indirect benefits to the Advisor or its affiliates from the Advisor’s relationship with the Portfolios. The Board noted the Advisor’s statement that its relationship with the Government Portfolio and the Money Market Portfolio may have raised the Advisor’s profile as an investment advisor in the broker-dealer community, which may enhance business opportunities for the Advisor. The Board also noted the Advisor’s statement that the Advisor may accrue scale-related benefits from the inclusion of the Portfolios in the Advisor’s total assets under management, including trading efficiencies resulting in reduced costs, increased liquidity and bid-offer spreads, operational efficiencies, greater buying power and flexibility, and improved trade execution. The Board considered these potential indirect benefits to the Advisor under the Advisory Agreements in reaching its conclusion that the advisory fee for each Portfolio was fair and reasonable.

Based on all of the information considered and the conclusions reached, including consideration of each of the factors referred to above, the Board, including all of the Independent Trustees, concluded that the terms of each Advisory Agreement are fair and reasonable and the continuation of each Advisory Agreement is in the best interests of each Portfolio.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which Participation Certificate holders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15 (b) or 240.15d-15(b)).

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:	/s/ Alexander D. Hudson
Name:	Alexander D. Hudson
Title:	Chief Operating Officer (Principal Executive Officer)
Date:	August 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander D. Hudson
Name:	Alexander D. Hudson
Title:	Chief Operating Officer (Principal Executive Officer)
Date:	August 16, 2024

By:	/s/ James A. Gallo
Name:	James A. Gallo
Title:	Treasurer (Principal Financial Officer)
Date:	August 16, 2024

EXHIBIT INDEX

19(a)(3)	Separate certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

19(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.